Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.60%
Innovator U.S. Equity Power Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $527.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Innovator U.S. Equity Power Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $448.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Innovator U.S. Equity Power Buffer ETF - June | SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $597.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.30%)